Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Automobiles — 4.0%
Lucid Group, Inc.(1)(2)	39,208	$ 315,232
Rivian Automotive, Inc., Class A(1)	19,409	300,451
Tesla, Inc.(1)	52,243	10,838,333
		$ 11,454,016
Beverages — 2.7%
Keurig Dr Pepper, Inc.	30,103	$ 1,062,034
Monster Beverage Corp.(1)	22,352	1,207,232
PepsiCo, Inc.	29,501	5,378,032
		$7,647,298
Biotechnology — 4.0%
Amgen, Inc.	11,438	$2,765,137
Biogen, Inc.(1)	3,095	860,503
Gilead Sciences, Inc.	26,659	2,211,897
Moderna, Inc.(1)	8,275	1,270,875
Regeneron Pharmaceuticals, Inc.(1)	2,303	1,892,306
Seagen, Inc.(1)	4,001	810,082
Vertex Pharmaceuticals, Inc.(1)	5,507	1,735,090
		$11,545,890
Broadline Retail — 7.2%
Amazon.com, Inc.(1)	169,194	$17,476,048
eBay, Inc.	11,534	511,764
JD.com, Inc. ADR(2)	9,873	433,326
MercadoLibre, Inc.(1)	1,077	1,419,551
PDD Holdings, Inc. ADR(1)	12,748	967,573
		$20,808,262
Commercial Services & Supplies — 0.6%
Cintas Corp.	2,177	$1,007,254
Copart, Inc.(1)	10,209	767,819
		$1,775,073
Communications Equipment — 1.6%
Cisco Systems, Inc.	87,732	$4,586,190
		$4,586,190
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	9,505	$4,722,749
Dollar Tree, Inc.(1)	4,738	680,140
Walgreens Boots Alliance, Inc.	18,382	635,650
		$6,038,539
Security	Shares	Value
Electric Utilities — 1.1%
American Electric Power Co., Inc.	11,019	$ 1,002,619
Constellation Energy Corp.	7,007	550,049
Exelon Corp.	21,294	892,006
Xcel Energy, Inc.	11,778	794,308
		$ 3,238,982
Energy Equipment & Services — 0.2%
Baker Hughes Co.	21,660	$ 625,108
		$ 625,108
Entertainment — 2.2%
Activision Blizzard, Inc.	16,799	$1,437,826
Electronic Arts, Inc.	5,868	706,801
Netflix, Inc.(1)	9,539	3,295,534
Warner Bros. Discovery, Inc.(1)	52,051	785,970
		$6,226,131
Financial Services — 1.2%
Fiserv, Inc.(1)	13,454	$1,520,706
PayPal Holdings, Inc.(1)	24,232	1,840,178
		$3,360,884
Food Products — 1.1%
Kraft Heinz Co. (The)	26,240	$1,014,701
Mondelez International, Inc., Class A	29,202	2,035,963
		$3,050,664
Ground Transportation — 0.7%
CSX Corp.	44,181	$1,322,779
Old Dominion Freight Line, Inc.	2,348	800,292
		$2,123,071
Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.(1)	1,641	$548,324
DexCom, Inc.(1)	8,277	961,622
IDEXX Laboratories, Inc.(1)	1,776	888,142
Intuitive Surgical, Inc.(1)	7,511	1,918,835
		$4,316,923
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(1)	8,759	$1,089,620
Booking Holdings, Inc.(1)	806	2,137,842
Marriott International, Inc., Class A	6,600	1,095,864
Starbucks Corp.	24,618	2,563,472
		$6,886,798

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	14,290	$ 2,731,105
		$ 2,731,105
Interactive Media & Services — 10.7%
Alphabet, Inc., Class A(1)	100,232	$ 10,397,065
Alphabet, Inc., Class C(1)	98,539	10,248,056
Meta Platforms, Inc., Class A(1)	47,676	10,104,452
		$ 30,749,573
IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A	10,924	$665,599
		$665,599
Life Sciences Tools & Services — 0.3%
Illumina, Inc.(1)	3,384	$786,949
		$786,949
Machinery — 0.3%
PACCAR, Inc.	11,192	$819,254
		$819,254
Media — 1.7%
Charter Communications, Inc., Class A(1)	3,270	$1,169,385
Comcast Corp., Class A	90,105	3,415,880
Sirius XM Holdings, Inc.	82,674	328,216
		$4,913,481
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	3,932	$531,488
		$531,488
Pharmaceuticals — 0.3%
AstraZeneca PLC	12,913	$896,291
		$896,291
Professional Services — 1.4%
Automatic Data Processing, Inc.	8,875	$1,975,841
CoStar Group, Inc.(1)	8,713	599,890
Paychex, Inc.	7,721	884,749
Verisk Analytics, Inc.	3,324	637,743
		$4,098,223
Semiconductors & Semiconductor Equipment — 16.5%
Advanced Micro Devices, Inc.(1)	34,516	$3,382,913
Analog Devices, Inc.	10,825	2,134,907
Applied Materials, Inc.	18,102	2,223,469
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV-NY Shares	1,878	$ 1,278,373
Broadcom, Inc.	8,930	5,728,952
Enphase Energy, Inc.(1)	2,924	614,859
GlobalFoundries, Inc.(1)(2)	11,675	842,702
Intel Corp.	88,614	2,895,019
KLA Corp.	2,966	1,183,938
Lam Research Corp.	2,899	1,536,818
Marvell Technology, Inc.	18,276	791,351
Microchip Technology, Inc.	11,691	979,472
Micron Technology, Inc.	23,373	1,410,327
NVIDIA Corp.	52,907	14,695,977
NXP Semiconductors NV	5,551	1,035,123
QUALCOMM, Inc.	23,883	3,046,993
Texas Instruments, Inc.	19,411	3,610,640
		$47,391,833
Software — 17.9%
Adobe, Inc.(1)	9,806	$3,778,938
ANSYS, Inc.(1)	1,852	616,346
Atlassian Corp., Class A(1)	3,215	550,312
Autodesk, Inc.(1)	4,622	962,115
Cadence Design Systems, Inc.(1)	5,831	1,225,035
CrowdStrike Holdings, Inc., Class A(1)	4,676	641,828
Datadog, Inc., Class A(1)	6,299	457,685
Fortinet, Inc.(1)	16,795	1,116,196
Intuit, Inc.	6,009	2,678,992
Microsoft Corp.	122,395	35,286,478
Palo Alto Networks, Inc.(1)	6,482	1,294,715
Synopsys, Inc.(1)	3,262	1,259,947
Workday, Inc., Class A(1)	4,370	902,580
Zoom Video Communications, Inc., Class A(1)	5,221	385,519
Zscaler, Inc.(1)	3,065	358,084
		$51,514,770
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	1,324	$1,124,050
Ross Stores, Inc.	7,377	782,921
		$1,906,971
Technology Hardware, Storage & Peripherals — 12.1%
Apple, Inc.	210,115	$34,647,964
		$34,647,964
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	2,622	$954,906
		$954,906

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,174	$ 656,666
		$ 656,666
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc.(1)	26,119	$ 3,783,076
		$ 3,783,076
Total Common Stocks (identified cost $99,574,540)		$280,731,978

Exchange-Traded Funds — 0.7%

Security	Shares	Value
Equity Funds — 0.7%
Invesco QQQ TM Trust, Series 1(2)	6,000	$ 1,925,580
Total Exchange-Traded Funds (identified cost $1,564,750)		$ 1,925,580

Short-Term Investments — 2.2%
Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	3,777,108	$ 3,777,108
Total Affiliated Fund (identified cost $3,777,108)		$ 3,777,108
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(4)	1,509,776	$ 1,509,776
Total Securities Lending Collateral (identified cost $1,509,776)		$ 1,509,776

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(5)	$1,000	$ 968,196
Total U.S. Treasury Obligations (identified cost $966,388)		$ 968,196
Total Short-Term Investments (identified cost $6,253,272)		$ 6,255,080
Total Investments — 100.6% (identified cost $107,392,562)		$288,912,638

Other Assets, Less Liabilities — (0.6)%	$ (1,611,878)
Net Assets — 100.0%	$287,300,760

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $1,941,170 and the total market value of the collateral received by the Fund was $1,953,102, comprised of cash of $1,509,776 and U.S. government and/or agencies securities of $443,326.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	16	Long	6/16/23	$4,256,560	$287,130
					$287,130

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,777,108, which represents 1.3% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,444,037	$6,973,410	$(5,640,339)	$ —	$ —	$3,777,108	$42,994	3,777,108

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$280,731,978(1)	$ —	$ —	$280,731,978
Exchange-Traded Funds	1,925,580	—	—	1,925,580
Short-Term Investments:
Affiliated Fund	3,777,108	—	—	3,777,108
Securities Lending Collateral	1,509,776	—	—	1,509,776
U.S. Treasury Obligations	—	968,196	—	968,196
Total Investments	$287,944,442	$968,196	$ —	$288,912,638
Futures Contracts	$287,130	$ —	$ —	$287,130
Total	$288,231,572	$968,196	$ —	$289,199,768

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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